Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	T. Rowe Price Quantitative Management Funds, Inc.
Prospectus Date	rr_ProspectusDate	May 01, 2015
Supplement [Text Block]	trpdscgfi_SupplementTextBlock
T. Rowe Price Diversified Small-Cap Growth Fund

Supplement to Prospectus Dated May 1, 2015

On February 24, 2016, the T. Rowe Price Diversified Small-Cap Growth Fund will change its name to the T. Rowe Price QM U.S. Small-Cap Growth Equity Fund. The addition of “QM” in the fund’s name reflects the concept that the fund employs a “quantitative management” strategy relying on quantitative models developed by T. Rowe Price to help identify stocks that could be included in the portfolio.

Effective February 24, 2016, all references in the prospectus to the T. Rowe Price Diversified Small-Cap Growth Fund will be replaced by reference to the T. Rowe Price QM U.S. Small-Cap Growth Equity Fund. Effective February 24, 2016, the following changes are also being made:

On page 2, under Principal Investment Strategies, the first sentence is replaced with the following:

The fund will normally invest at least 80% of net assets (including any borrowings for investment purposes) in equity securities issued by small-cap U.S. growth companies.

T. Rowe Price Diversified Small-Cap Growth Fund, Inc.
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	trpdscgfi_SupplementTextBlock
T. Rowe Price Diversified Small-Cap Growth Fund

Supplement to Prospectus Dated May 1, 2015

On February 24, 2016, the T. Rowe Price Diversified Small-Cap Growth Fund will change its name to the T. Rowe Price QM U.S. Small-Cap Growth Equity Fund. The addition of “QM” in the fund’s name reflects the concept that the fund employs a “quantitative management” strategy relying on quantitative models developed by T. Rowe Price to help identify stocks that could be included in the portfolio.

Effective February 24, 2016, all references in the prospectus to the T. Rowe Price Diversified Small-Cap Growth Fund will be replaced by reference to the T. Rowe Price QM U.S. Small-Cap Growth Equity Fund. Effective February 24, 2016, the following changes are also being made:

On page 2, under Principal Investment Strategies, the first sentence is replaced with the following:

The fund will normally invest at least 80% of net assets (including any borrowings for investment purposes) in equity securities issued by small-cap U.S. growth companies.